Operating segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operating Segments

	December 31, 2024	December 31, 2023
Current and Total Assets
Other	$8,765	$41,378
Singapore	12,532	68,232
United States	58,175	45,588
	$79,472	$155,198

Year Ended December 31,	2024	2023	2022
Revenue
Other	$—	$—	$—
Singapore	—	25,536	2,367
United States	—	—	—
	$—	$25,536	$2,367

Net Loss
Other	$(2,583)	$(331)	$(2,585)
Singapore	(12,394,891)	(4,006,880)	(1,693,916)
United States	(3,480,040)	(3,467,303)	(8,922,308)
	$(15,877,514)	$(7,474,514)	$(10,618,809)